Shareholder Report, Average Annual Return (Details) 192083_ActivePassive U.S. Equity ETF_TF_TSR Annual {TF}	12 Months Ended	40 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
ActivePassive U.S. Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ActivePassive U.S. Equity ETF NAV
Average Annual Return, Percent	20.98%	22.21%
CRSP US Total Market Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Total Market Total Return Index
Average Annual Return, Percent	20.25%	21.98%